SUPPLEMENTAL FINANCIAL INFORMATION - Allowance of credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Allowance for Credit Losses
Balance at beginning of year	$ 44.6	$ 27.1
(Reversal of) provision for credit losses	(4.7)	20.3	$ 10.6
Amounts written off	(7.7)	(5.7)
Other, including foreign currency translation	0.8	2.9
Balance at end of year	$ 33.0	$ 44.6	$ 27.1